Intangible Assets - Summary of Intangible Assets (Detail) - CNY (¥) ¥ in Millions		12 Months Ended
		Dec. 31, 2017	Dec. 31, 2016
Disclosure of detailed information about intangible assets [Line Items]
Beginning balance	[1]	¥ 11,244
Ending balance		12,391	¥ 11,244	[1]
Gross carrying amount [member]
Disclosure of detailed information about intangible assets [Line Items]
Beginning balance		29,818	26,301
Additions		175	363
Transferred from construction in progress		4,836	3,685
Disposals/Written back on disposals		(268)	(531)
Disposal of a subsidiary		(11)
Ending balance		34,550	29,818
Accumulated depreciation, amortization and impairment [member]
Disclosure of detailed information about intangible assets [Line Items]
Beginning balance		(18,574)	(15,562)
Amortization charge for the year		(3,843)	(3,500)
Disposals/Written back on disposals		250	488
Disposal of a subsidiary		8
Ending balance		¥ (22,159)	¥ (18,574)

[1]	restated